UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 03/31/2007

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/26/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$ 88,482 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------   -------- ------   ------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     4221    36233 SH       SOLE                    36233
STREETTRACKS DJ WILSHIRE GLBL  EF               863308839     3193    47170 SH       SOLE                    47170
VANGUARD EUROPEAN              EF               922042874      761    10725 SH       SOLE                    10725
VANGUARD PACIFIC               EF               922042866      810    11750 SH       SOLE                    11750
VANGUARD TOTAL STK MKT         EF               922908769      747     5283 SH       SOLE                     5283
3M COMPANY                     COM              88579y101     2428    31770 SH       SOLE                    31770
ABBOTT LABORATORIES            COM              002824100     2590    46417 SH       SOLE                    46417
AIR PRODUCTS AND CHEMICAL INC. COM              009158106     1268    17140 SH       SOLE                    17140
AMERICAN EXPRESS CO.           COM              025816109      901    15975 SH       SOLE                    15975
AMERICAN INTERNATNL GROUP INC. COM              026874107      258     3832 SH       SOLE                     3832
ANADARKO PETROLEUM CORP.       COM              032511107     2558    59515 SH       SOLE                    59515
BANK OF AMERICA CORP.          COM              060505104     3272    64134 SH       SOLE                    64134
BERKSHIRE HATHAWAY CL B        COM              084670207     3556      977 SH       SOLE                      977
BP PLC SPON ADR                COM              055622104     1235    19074 SH       SOLE                    19074
CHEVRON CORPORATION            COM              166764100      383     5178 SH       SOLE                     5178
CISCO SYSTEMS, INC.            COM              17275R102     2101    82277 SH       SOLE                    82277
CITIGROUP INC.                 COM              172967101     3428    66769 SH       SOLE                    66769
COCA COLA CO.                  COM              191216100      248     5163 SH       SOLE                     5163
DPL INC.                       COM              233293109      372    11950 SH       SOLE                    11950
DUKE REALTY CORP NEW           COM              264411505     2972    68365 SH       SOLE                    68365
EMERSON ELECTRIC CO.           COM              291011104     2319    53825 SH       SOLE                    53825
EXXON MOBIL CORP.              COM              30231G102     3701    49056 SH       SOLE                    49056
FPL GROUP INC.                 COM              302571104      677    11062 SH       SOLE                    11062
GENERAL ELECTRIC CO.           COM              369604103     4472   126475 SH       SOLE                   126475
HOME DEPOT INC.                COM              437076102     2595    70635 SH       SOLE                    70635
JOHNSON & JOHNSON              COM              478160104     2822    46826 SH       SOLE                    46826
JPMORGAN CHASE & CO.           COM              46625h100     2112    43645 SH       SOLE                    43645
KIMBERLY CLARK CORP.           COM              494368103      234     3414 SH       SOLE                     3414
MEDTRONIC INC.                 COM              585055106     2889    58890 SH       SOLE                    58890
MERRILL LYNCH & CO.            COM              590188108      762     9325 SH       SOLE                     9325
MICROSOFT CORP.                COM              594918104     2679    96111 SH       SOLE                    96111
NESTLE SPON ADR REPSTG REG SH  COM              641069406      367     3776 SH       SOLE                     3776
PEABODY ENERGY CORP.           COM              704549104     2309    57390 SH       SOLE                    57390
PEPSICO INC.                   COM              713448108     2419    38055 SH       SOLE                    38055
PLUM CREEK TIMBER CO. INC.     COM              729251108     3203    81260 SH       SOLE                    81260
PROCTOR GAMBLE CO.             COM              742718109     3646    57729 SH       SOLE                    57729
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      980    14775 SH       SOLE                    14775
SYSCO CORPORATION              COM              871829107     2671    78940 SH       SOLE                    78940
USG CORP.                      COM              903293405      558    11955 SH       SOLE                    11955
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     2596    54425 SH       SOLE                    54425
WAL MART STORES INC.           COM              931142103     2448    52138 SH       SOLE                    52138
WALGREEN COMPANY               COM              931422109     2805    61130 SH       SOLE                    61130
WYETH                          COM              983024100      225     4500 SH       SOLE                     4500
ZIMMER HOLDINGS, INC.          COM              98956p102     1694    19834 SH       SOLE                    19834